Form N-1A Supplement	Nov. 13, 2025
T. Rowe Price U.S. High Yield ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement to Prospectus and Summary Prospectus dated August 1, 2025

Effective December 1, 2025, the fee table and expense example in the Summary Prospectus and Section 1 of the Prospectus are revised as follows: